Marketable debt securities - Senior Unsecured Notes (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Total financial liabilities	$ 1,299,114	$ 1,259,588
Debt instruments
Financial liabilities
Total financial liabilities	114,457	103,062
Senior Unsecured Notes
Financial liabilities
Financial liabilities		19,482
Accrued interest	105	108
Total financial liabilities	18,849	$ 19,590
Rate (as a percent)		4.125%
Senior Unsecured Notes November 9, 2022
Financial liabilities
Financial liabilities	$ 18,744
Rate (as a percent)	4.125%